Finance Receivables - Summary of Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Finance receivables	$ 4,107.5	₨ 310,790.7	₨ 336,246.9
Current portion	1,882.7	142,452.9	115,515.2
Non-current portion	2,224.8	168,337.8	220,731.7
Cost [Member]
Disclosure of financial assets [line items]
Finance receivables	4,193.6	317,304.4	344,577.4
Allowance for credit losses [Member]
Disclosure of financial assets [line items]
Finance receivables	$ 86.1	₨ 6,513.7	₨ 8,330.5